Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Nov. 14, 2024	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory Line Items
Accumulated loss				$ 700,823	$ 646,965
Net assets				13,098	55,387
Net Assets				4,864	41,234
Cash and cash equivalents				$ 9,766	$ 32,056	$ 32,675	$ 46,740
Reverse stock split description				In connection with a reverse stock split of 100-to-1 effective on November 14, 2024, all shares and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.
Reverse stock split conversion ratio		0.01
Effective date of reverse stock split				Nov. 14, 2024
LaunXP International [Member] | Subsequent Events [Member]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory Line Items
Upfront payment	$ 10,000		$ 10,000